CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Accumulated amortization on Intangible assets	$ 368,349	$ 374,139
Accumulated amortization on Deferred expenses	22,708	22,380
Liabilities:
Accretion on Deferred revenue	37,485	35,969
Equity:
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, authorized shares (in shares)	100,000,000	100,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized shares (in shares)	400,000,000	400,000,000
Common shares, shares issued (in shares)	154,938,351	146,552,589
Series B | Cumulative Redeemable
Equity:
Preferred shares liquidation preference	68,522	79,000
Preferred shares, convertible preferred, shares issued (in shares)	2,740,874	3,160,000
Preferred shares, redeemable preferred, shares outstanding (in shares)	2,740,874	3,160,000
Series C | Cumulative Convertible
Equity:
Preferred shares liquidation preference	98,510	104,760
Preferred shares, convertible preferred, shares issued (in shares)	1,970,200	2,095,200
Preferred shares, redeemable preferred, shares outstanding (in shares)	1,970,200	2,095,200
Series D | Cumulative Redeemable
Equity:
Preferred shares liquidation preference	$ 155,000	$ 155,000
Preferred shares, convertible preferred, shares issued (in shares)	6,200,000	6,200,000
Preferred shares, redeemable preferred, shares outstanding (in shares)	6,200,000	6,200,000